Company Premises and Equipment	12 Months Ended
Dec. 31, 2014
Company Premises and Equipment [Abstract]
Company Premises and Equipment
Note 6.  Company Premises and Equipment

A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2014 and 2013 is as follows:

	Estimated
	Useful lives	2014	2013
		(Amounts in thousands)
Land		$820	$820
Building and improvements	12 years	4,947	4,091
Furniture and equipment	9.6 years	2,031	1,913
Total premises and equipment		7,798	6,824
Less: accumulated depreciation and amortization		(3,308)	(2,960)
Premises and equipment, net		$4,490	$3,864

Depreciation and amortization expense was $348,000 and $337,000 in 2014 and 2013, respectively.

The Company has non-cancelable operating lease agreements related to its Northfield and Philadelphia branch offices. The term of the Northfield lease is for 5 years and runs through May 2017 with one 5-year renewal option. The term of the Philadelphia lease is for 10 years and runs through June 2016 with two 5-year renewal options. The Company is responsible for its pro-rata share of real estate taxes, and all insurance, utilities, maintenance and repair costs for the benefit of the branch offices. At December 31, 2014, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2015	140
2016	107
2017	31
Total minimum lease payments	$278

Rent expense was approximately $134,600 in 2014 and $140,000 in 2013.